Accounts Receivable, Net (Details) - Schedule of Changes in Allowance for Credit Losses	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Changes in Allowance for Credit Losses [Abstract]
Beginning balance	¥ 27,735,262	$ 3,891,685	¥ 117,080,588
Reversal of credit losses	(3,594,337)	(504,341)	(80,857,764)
Deconsolidation of Fe-da and subsidiaries			(8,487,562)
Ending balance	¥ 24,140,925	$ 3,387,344	¥ 27,735,262